Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2011
Other non-current assets
Other non-current assets

	December 31,
($ in millions)	2011	2010
Pledged financial assets	286	293
Shares and participations	143	58
Derivatives (including embedded derivatives) (see Note 5)	105	184
Restricted cash	103	54
Loans granted (see Note 6)	52	56
Other	115	122

Total	804	767